Business Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Business Acquisition

On March 12, 2012 we acquired 100% of the 40,000,000 outstanding ownership units of Mamma’s Best, LLC in exchange for 10,000,000 shares of Class B common stock.  We accounted for the transaction as a business combination by applying the acquisition method in which the fair value of the consideration given, $100,000, was allocated to the identifiable assets acquired of $16,158; the liabilities assumed of $3,143; and the goodwill acquired of $86,985.  Subsequent to the completion of the acquisition, Mamma’s Best LLC became a wholly-owned operating subsidiary of Versant International, Inc.

Since the fair value of the consideration given exceeded the fair value of the identifiable assets acquired and liabilities assumed, we recognized goodwill in accordance with ASC 805-30-30-1.  Correspondingly, we performed a preliminary impairment analysis of the goodwill acquired in accordance with the applicable US GAAP and our corresponding accounting policies.  Based on the results of Step 1 of our impairment test we determined the fair value of the acquired reporting unit (Mamma’s Best) inclusive of goodwill exceeds its carrying amount, thus no impairment was recognized.

Subsequent to the issuance of the Class B common stock related to the acquisition of Mamma’s Best, our officers and affiliates maintained the controlling interest in our consolidated Company.

Prior to the acquisition of Mamma’s Best, LLC we were considered and exploration stage shell company as defined by US GAAP and the applicable Securities and Exchange Commission Rules and Regulations, therefore, we are providing the following unaudited pro forma statement of operations for the three months ended March 31, 2011 for informational purposes.

MAMMA’S BEST, LLC – PRO FORMA STATEMENT OF OPERATIONS (Unaudited)

For the Three Months Ended March 31, 2011

Net Sales	$2,819
Cost of goods sold	2,147

Gross Margin	672

Operating Expenses:
Sales and marketing	3,226
Other general and administrative	984

Total operating expenses	4,210

Loss from operations / Net loss	$(3,538)

For additional information related to the acquisition, including the prior two years of audited financial statements for Mamma’s Best, LLC and pro-forma financial statements as of and for the year ended December 31, 2011, see our Current Reports on Form 8-K and 8-K/A as filed on March 16, 2012 and April 26, 2012, respectively.